Borrowings (Details) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended	9 Months Ended			10 Months Ended			11 Months Ended		12 Months Ended
	Jan. 27, 2017	Jan. 27, 2016	Mar. 31, 2014	Oct. 04, 2016	Sep. 20, 2016	Sep. 19, 2016	Oct. 27, 2016	Nov. 13, 2014	Oct. 26, 2010	Nov. 15, 2016	Dec. 06, 2010	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Amount drawn down												$ 0	$ 192,930	$ 161,932
Outstanding Amount												1,111,233	1,216,614
Net cash proceeds from sale of vessels												89,988	71,224	232,956
Amount outstanding												436,254	539,535
Proceeds from the sale of the 2021 Notes												0	0	$ 59,598
Ship Mortgage Notes $670,000
Debt Instrument [Line Items]
Outstanding Amount												$ 670,000	670,000
Existing 2021 Notes
Debt Instrument [Line Items]
Debt Instrument Issuance Date												Nov. 13, 2013
Debt instrument face amount												$ 610,000
Fixed interest rate												8.125%
Maturity date												Nov. 15, 2021
Additional 2021 Notes
Debt Instrument [Line Items]
Debt Instrument Issuance Date												Nov. 13, 2013
Debt instrument face amount												$ 60,000
Debt instrument, Original issue price percentage												103.25%
Proceeds from the sale of the 2021 Notes			$ 59,598
Redemption period one - Before November 15, 2016 | Ship Mortgage Notes $670,000
Debt Instrument [Line Items]
Redemption price percentage												100.00%
Redemption period two - On or after November 15, 2016 | Ship Mortgage Notes $670,000
Debt Instrument [Line Items]
Redemption price percentage												106.094%
Nave Lucida
Debt Instrument [Line Items]
Net cash proceeds from sale of vessels		$ 18,449
Nave Universe
Debt Instrument [Line Items]
Net cash proceeds from sale of vessels				$ 35,768
Nave Constellation
Debt Instrument [Line Items]
Net cash proceeds from sale of vessels										$ 35,771
Redemption using net proceeds of equity offering | Redemption period one - Before November 15, 2016 | Ship Mortgage Notes $670,000
Debt Instrument [Line Items]
Redemption price percentage												108.125%
Redemption upon the occurence of certain change of control events | Ship Mortgage Notes $670,000
Debt Instrument [Line Items]
Redemption price percentage												101.00%
Minimum | Redemption using net proceeds of equity offering | Redemption period one - Before November 15, 2016 | Ship Mortgage Notes $670,000
Debt Instrument [Line Items]
Percentage of principal amount of debt outstanding after redemption												65.00%
Maximum | Redemption using net proceeds of equity offering | Redemption period one - Before November 15, 2016 | Ship Mortgage Notes $670,000
Debt Instrument [Line Items]
Percentage of principal amount redeemed												35.00%
Subsidiaries
Debt Instrument [Line Items]
Ownreship percentage												100.00%
Commerzbank AG, Alpha Bank AE, Credit Agricole Corporate and Investment Bank
Debt Instrument [Line Items]
Line of credit facility issuance date												Apr. 07, 2010
Line of credit facility maximum borrowing capacity												$ 150,000
Outstanding Amount												$ 94,250	119,250
Number of loan tranches												6
Amount of each tranche												$ 25,000
Repayment installments												12
Repayment frequency												semi-annual
Repayment amount												$ 750
Nominal benefit amount							$ 350
Balloon payment on the last repayment date												$ 16,000
Interest rate description												LIBOR plus 250 bps
Credt facility reduction amount							16,000
Loan margin percentage												2.50%
Commerzbank AG, Alpha Bank AE, Credit Agricole Corporate and Investment Bank | Balloon installment for another of the remaining five tranches | Subsequent Event
Debt Instrument [Line Items]
Repayment amount	$ 16,000
Commerzbank AG, Alpha Bank AE, Credit Agricole Corporate and Investment Bank | One Tranche
Debt Instrument [Line Items]
Balloon payment on the last repayment date							$ 15,650
BNP Paribas S.A. and DVB Bank S.E.
Debt Instrument [Line Items]
Line of credit facility issuance date												Apr. 08, 2010
Line of credit facility maximum borrowing capacity												$ 75,000
Outstanding Amount												$ 60,750	65,250
Number of loan tranches												3
Amount of each tranche												$ 25,000
Repayment installments												12
Repayment frequency												semi-annual
Repayment amount												$ 750
Balloon payment on the last repayment date												$ 16,000
Interest rate description												LIBOR plus 250 bps
Loan margin percentage												2.50%
DVB Bank S.E. and ABN Amro Bank N.V.
Debt Instrument [Line Items]
Line of credit facility issuance date												May 28, 2010
Line of credit facility maximum borrowing capacity												$ 52,000
Number of loan tranches												2
Amount of each tranche												$ 26,000
Deferred charges written-off												$ 91
Interest rate description												LIBOR plus 275 bps
Loan margin percentage												2.75%
Early repayment of debt								$ 18,379
Eurobank Ergasias S.A. $52,200
Debt Instrument [Line Items]
Line of credit facility issuance date												Oct. 26, 2010
Line of credit facility maximum borrowing capacity												$ 52,200
Amount drawn down									$ 51,600
Outstanding Amount												$ 38,297	41,025
Number of loan tranches												2
Repayment installments												32
Repayment frequency												quarterly
Interest rate description												LIBOR plus (i) 250 bps for the period prior to the delivery date in respect of the vessel being financed, and (ii) thereafter 275 bps
Eurobank Ergasias S.A. $52,200 | Minimum
Debt Instrument [Line Items]
Loan margin percentage												2.50%
Eurobank Ergasias S.A. $52,200 | Maximum
Debt Instrument [Line Items]
Loan margin percentage												2.75%
Eurobank Ergasias S.A. $52,200 | Tranche A
Debt Instrument [Line Items]
Amount of each tranche												$ 26,100
Repayment amount												345
Balloon payment on the last repayment date												15,060
Eurobank Ergasias S.A. $52,200 | Balloon installment for another of the remaining five tranches
Debt Instrument [Line Items]
Amount of each tranche												25,500
Repayment amount												337
Balloon payment on the last repayment date												$ 14,716
Eurobank Ergasias S.A. $52,000
Debt Instrument [Line Items]
Line of credit facility issuance date												Dec. 06, 2010
Line of credit facility maximum borrowing capacity												$ 52,000
Amount drawn down											$ 46,200
Outstanding Amount												$ 36,102	38,550
Number of loan tranches												2
Amount of each tranche												$ 23,100
Repayment installments												32
Repayment frequency												quarterly
Repayment amount												$ 306
Balloon payment on the last repayment date												$ 13,308
Interest rate description												LIBOR plus 300 bps
Loan margin percentage												3.00%
Norddeutsche Landesbank Girozentrale
Debt Instrument [Line Items]
Line of credit facility issuance date												Dec. 29, 2011
Line of credit facility maximum borrowing capacity												$ 28,125
Outstanding Amount												$ 25,391	26,953
Repayment installments												32
Repayment frequency												quarterly
Repayment amount												$ 391
Balloon payment on the last repayment date												$ 15,625
Interest rate description												LIBOR plus: (a) up to but not including the drawdown date of, 175 bps per annum; (b) thereafter until, but not including, the tenth repayment date, 250 bps per annum; and (c) thereafter 300 bps per annum
Norddeutsche Landesbank Girozentrale | From issuance up to but not including the drawndown darte
Debt Instrument [Line Items]
Loan margin percentage												1.75%
Norddeutsche Landesbank Girozentrale | From drawndown date up to but not including the tenth repayment date
Debt Instrument [Line Items]
Loan margin percentage												2.50%
Norddeutsche Landesbank Girozentrale | From tenth repayment date and thereafter
Debt Instrument [Line Items]
Loan margin percentage												3.00%
DVB Bank S.E. and Credit Agricole Corporate and Investment Bank
Debt Instrument [Line Items]
Line of credit facility issuance date												Dec. 29, 2011
Line of credit facility maximum borrowing capacity												$ 56,250
Outstanding Amount												$ 48,828	51,953
Number of loan tranches												2
Amount of each tranche												$ 28,125
Repayment installments												32
Repayment frequency												quarterly
Repayment amount												$ 391
Balloon payment on the last repayment date												$ 15,625
Interest rate description												LIBOR plus: (a) up to but not including the drawdown date of, 175 bps per annum; (b) thereafter until, but not including, the tenth repayment date, 250 bps per annum; and (c) thereafter 300 bps per annum
DVB Bank S.E. and Credit Agricole Corporate and Investment Bank | From issuance up to but not including the drawndown darte
Debt Instrument [Line Items]
Loan margin percentage												1.75%
DVB Bank S.E. and Credit Agricole Corporate and Investment Bank | From drawndown date up to but not including the tenth repayment date
Debt Instrument [Line Items]
Loan margin percentage												2.50%
DVB Bank S.E. and Credit Agricole Corporate and Investment Bank | From tenth repayment date and thereafter
Debt Instrument [Line Items]
Loan margin percentage												3.00%
The Navios Holdings Credit Facilities
Debt Instrument [Line Items]
Line of credit facility issuance date												Nov. 08, 2011
Line of credit facility maximum borrowing capacity						$ 70,000						$ 40,000
Arrangement fee						$ 700						$ 400
Amount drawn down					$ 50,000
Interest rate percentage						8.75%
Line of credit facility maturity date						Nov. 15, 2018
Interest rate description												LIBOR plus 300 bps
Loan margin percentage												3.00%
Amount outstanding												$ 0
Line of credit facility remaining borrowing capacity												$ 40,000
Navios Holdings, Short term credit facility
Debt Instrument [Line Items]
Line of credit facility issuance date												Nov. 11, 2014
Line of credit facility maximum borrowing capacity												$ 200,000
Arrangement fee												$ 4,000
Amount drawn down								$ 169,650
Interest rate percentage												6.00%
Line of credit facility maturity date												Dec. 29, 2014
HSH Nordbank AG $40,300
Debt Instrument [Line Items]
Line of credit facility issuance date												Aug. 20, 2013
Line of credit facility maximum borrowing capacity												$ 40,300
Outstanding Amount												$ 0	34,633
Number of loan tranches												2
Amount of each tranche												$ 20,150
Repayment installments												28
Repayment frequency												quarterly
Repayment amount												$ 315
Balloon payment on the last repayment date												$ 11,334
Interest rate description												LIBOR plus 320 bps
Loan margin percentage												3.20%
Line of credit facility remaining borrowing capacity												$ 0
HSH Nordbank AG $40,300 | Nave Universe
Debt Instrument [Line Items]
Early repayment of debt				$ 16,372
HSH Nordbank AG $40,300 | Nave Constellation
Debt Instrument [Line Items]
Deferred charges written-off										240
Early repayment of debt										$ 16,372
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB
Debt Instrument [Line Items]
Line of credit facility issuance date												Nov. 30, 2015
Line of credit facility maximum borrowing capacity												$ 125,000
Outstanding Amount												$ 97,615	125,000
Number of loan tranches												5
Line of credit facility maturity date												Dec. 31, 2020
Interest rate description												LIBOR plus 295 bps
Loan margin percentage												2.95%
Line of credit facility remaining borrowing capacity												$ 0
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB | Nave Lucida
Debt Instrument [Line Items]
Deferred charges written-off		214
Line of credit facility remaining borrowing capacity												$ 97,615
Early repayment of debt		$ 12,097
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB | Four Tranches
Debt Instrument [Line Items]
Number of loan tranches												4
Repayment installments												20
Repayment frequency												quarterly
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB | Four Tranches | Minimum
Debt Instrument [Line Items]
Repayment amount												$ 435
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB | Four Tranches | Maximum
Debt Instrument [Line Items]
Repayment amount												$ 1,896
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB | Fifth Tranche
Debt Instrument [Line Items]
Repayment installments												16
Repayment frequency												quarterly
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB | Fifth Tranche | Minimum
Debt Instrument [Line Items]
Repayment amount												$ 709
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB | Fifth Tranche | Maximum
Debt Instrument [Line Items]
Repayment amount												$ 803
BNP Paribas $44,000
Debt Instrument [Line Items]
Line of credit facility issuance date												Dec. 18, 2015
Line of credit facility maximum borrowing capacity												$ 44,000
Outstanding Amount												$ 40,000	$ 44,000
Repayment installments												12
Repayment frequency												semi-annual
Repayment amount												$ 2,000
Balloon payment on the last repayment date												$ 20,000
Line of credit facility maturity date												Dec. 31, 2021
Interest rate description												LIBOR plus 230 bps
Loan margin percentage												2.30%
Line of credit facility remaining borrowing capacity												$ 0